Stockholders' Equity - Summary of Exercise Price Range of Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
2009 Plan
Class of Stock [Line Items]
Stock options outstanding (in shares)	1,532,356	1,671,076	1,307,080	1,506,620
Weighted average remaining contractual life	7 years 6 months	8 years 2 months 12 days	8 years 4 months 24 days
Stock options exercisable (in shares)	797,235
2009 Plan | Exercise Price $0.41
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 0.41
Stock options outstanding (in shares)	326,589
Weighted average remaining contractual life	7 years 10 days
Stock options exercisable (in shares)	272,169
2009 Plan | Exercise Price $1.22
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 1.22
Stock options outstanding (in shares)	200,832
Weighted average remaining contractual life	4 years 2 months 4 days
Stock options exercisable (in shares)	200,832
2009 Plan | Exercise Price $2.03
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 2.03
Stock options outstanding (in shares)	7,415
Weighted average remaining contractual life	3 years 6 months 18 days
Stock options exercisable (in shares)	7,415
2009 Plan | Exercise Price $2.43
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 2.43
Stock options outstanding (in shares)	810,855
Weighted average remaining contractual life	8 years 2 months 8 days
Stock options exercisable (in shares)	307,567
2009 Plan | Exercise Price $3.65
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 3.65
Stock options outstanding (in shares)	4,250
Weighted average remaining contractual life	2 years 10 months 20 days
Stock options exercisable (in shares)	4,250
2009 Plan | Exercise Price $10.30
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 10.30
Stock options outstanding (in shares)	182,415
Weighted average remaining contractual life	9 years 4 months 17 days
Stock options exercisable (in shares)	5,002
2023 Plan
Class of Stock [Line Items]
Stock options outstanding (in shares)	2,069,705	0	0
Weighted average remaining contractual life	9 years 8 months 12 days
Stock options exercisable (in shares)	1,324
2023 Plan | Exercise Price $4.60
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 4.60
Stock options outstanding (in shares)	150,556
Weighted average remaining contractual life	9 years 9 months 29 days
Stock options exercisable (in shares)	0
2023 Plan | Exercise Price $4.78
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 4.78
Stock options outstanding (in shares)	866,000
Weighted average remaining contractual life	9 years 8 months 8 days
Stock options exercisable (in shares)	0
2023 Plan | Exercise Price $4.95
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 4.95
Stock options outstanding (in shares)	112,649
Weighted average remaining contractual life	9 years 9 months 7 days
Stock options exercisable (in shares)	1,324
2023 Plan | Exercise Price $6.70
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 6.70
Stock options outstanding (in shares)	195,000
Weighted average remaining contractual life	9 years 7 months 28 days
Stock options exercisable (in shares)	0
2023 Plan | Exercise Price $7.92
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 7.92
Stock options outstanding (in shares)	40,000
Weighted average remaining contractual life	9 years 11 months 19 days
Stock options exercisable (in shares)	0
2023 Plan | Exercise Price $11.34
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 11.34
Stock options outstanding (in shares)	245,000
Weighted average remaining contractual life	9 years 7 months 9 days
Stock options exercisable (in shares)	0
2023 Plan | Exercise Price $11.51
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 11.51
Stock options outstanding (in shares)	172,500
Weighted average remaining contractual life	9 years 7 months 13 days
Stock options exercisable (in shares)	0
2023 Plan | Exercise Price $12.00
Class of Stock [Line Items]
Exercise Price (in dollars per share)	$ 12.00
Stock options outstanding (in shares)	288,000
Weighted average remaining contractual life	9 years 7 months 9 days
Stock options exercisable (in shares)	0